Capital Management	9 Months Ended
Jul. 31, 2026
Disclosure of Capital Management [Abstract]
Capital Management
Note 8: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that is appropriate given our target regulatory capital ratios and our internal assessment of required economic capital; underpins our operating segments’ business strategies and considers the market environment; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at July 31, 2026, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks (D-SIBs), a Countercyclical Buffer and a 3.0% Domestic Stability Buffer (DSB) applicable to D-SIBs. On June 19, 2026, OSFI announced the reduction in the DSB level from 3.5% to 3.0%, effective immediately. In addition, OSFI lowered the DSB range from 0% to 4% to 0% to 3%. Our capital position as at July 31, 2026 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures (1)

(Canadian $ in millions, except as noted)	July 31, 2026	October 31, 2025
CET1 Capital	$59,273	$58,286
Tier 1 Capital	66,864	65,890
Total Capital	75,467	75,562
TLAC	132,620	129,957
Risk-Weighted Assets	454,757	437,945
Leverage Exposures	1,586,178	1,521,813
CET1 Ratio	13.0%	13.3%
Tier 1 Capital Ratio	14.7%	15.0%
Total Capital Ratio	16.6%	17.3%
TLAC Ratio	29.2%	29.7%
Leverage Ratio	4.2%	4.3%
TLAC Leverage Ratio	8.4%	8.5%
(1)Calculated in accordance with OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity (TLAC) Guideline.